UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value
CONSUMER DISCRETIONARY — 14.5%
Gentex	5,183	$146,886
John Wiley & Sons, Cl A	3,087	154,535
Life Time Fitness *	5,559	232,144
Mattel	8,099	215,919
Tupperware Brands	3,595	224,652
Urban Outfitters *	6,889	224,168
Visteon *	3,050	191,235

		1,389,539

CONSUMER STAPLES — 1.8%
Ralcorp Holdings *	1,993	172,394

ENERGY — 6.8%
Brigham Exploration *	6,982	222,028
Helmerich & Payne	3,269	225,724
Tidewater	3,752	203,884

		651,636

FINANCIALS — 5.7%
City National	3,522	189,061
Comerica	4,829	154,673
MSCI, Cl A *	5,824	206,694

		550,428

HEALTH CARE — 16.6%
Alere *	5,030	148,335
CR Bard	2,971	293,178
Gen-Probe *	3,655	221,310
Hologic *	15,085	280,129
Hospira *	3,770	192,722
Mednax *	3,900	265,824
Pharmaceutical Product Development	6,597	190,191

		1,591,689

INDUSTRIALS — 24.7%
Acuity Brands	3,747	182,441
Armstrong World Industries	3,545	140,028
Cintas	10,037	326,704
Copart *	5,203	226,071
Flowserve	2,310	229,568
Hertz Global Holdings *	22,002	309,568
IDEX	5,212	216,194
Kansas City Southern *	4,990	296,157
Valmont Industries	2,219	216,019
Werner Enterprises	9,464	222,877

		2,365,627

INFORMATION TECHNOLOGY — 19.4%
Atmel *	12,198	147,596

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Cognizant Technology Solutions, Cl A *	2,797	$195,426
Compuware *	31,723	306,444
F5 Networks *	1,226	114,606
International Rectifier *	7,847	201,589
National Instruments	8,190	211,630
Nuance Communications *	14,291	285,963
Omnivision Technologies *	5,619	164,300
Solera Holdings	4,162	232,573

		1,860,127

MATERIALS — 4.4%
Air Products & Chemicals	2,763	245,161
Allegheny Technologies	3,088	179,691

		424,852

TELECOMMUNICATION SERVICES — 2.1%
NII Holdings *	4,729	200,273

UTILITIES — 2.2%
ITC Holdings	3,035	213,239

TOTAL COMMON STOCK (Cost $7,905,757)		9,419,804

SHORT-TERM INVESTMENT — 1.8%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (A) (Cost $176,348)	176,348	176,348

TOTAL INVESTMENTS— 100.0% (Cost $8,082,105) †		$9,596,152

Percentages are based on Net Assets of $9,593,541.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl — Class

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $8,082,105, and the unrealized appreciation and depreciation were $1,766,522 and $(252,475), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
As of July 31, 2011, all of the Fund’s investments are Level 1.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-003-1600

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%**

	Shares	Value
CONSUMER DISCRETIONARY — 18.5%
Arbitron	29,665	$1,160,495
Chico’s FAS	127,500	1,923,975
Cinemark Holdings	120,600	2,350,494
Coinstar *	31,000	1,514,660
Gaylord Entertainment *	62,700	1,839,618
Hanesbrands *	74,100	2,260,791
K12 *	38,500	1,235,080
Men’s Wearhouse	84,700	2,777,313
PEP Boys-Manny Moe & Jack	76,600	823,450
Stage Stores	125,600	2,235,680

		18,121,556

CONSUMER STAPLES — 7.6%
Diamond Foods	26,652	1,908,016
Elizabeth Arden *	74,400	2,397,168
Pricesmart	54,200	3,171,784

		7,476,968

ENERGY — 6.2%
Energy XXI Bermuda *	56,500	1,853,765
Gulfport Energy *	47,600	1,735,496
SandRidge Energy *	217,000	2,499,840

		6,089,101

FINANCIALS — 3.1%
FirstMerit	81,700	1,193,637
Signature Bank *	31,400	1,857,624

		3,051,261

HEALTH CARE — 15.9%
Analogic	15,600	839,124
Catalyst Health Solutions *	35,400	2,319,762
Hanger Orthopedic Group *	90,900	1,909,809
ICON ADR *	58,994	1,317,336
IPC The Hospitalist *	46,300	2,094,149
Owens & Minor	46,250	1,410,625
PerkinElmer	55,300	1,352,638
Questcor Pharmaceuticals *	76,761	2,383,429
Thoratec *	58,100	1,957,389

		15,584,261

INDUSTRIALS — 25.0%
Allegiant Travel, Cl A *	49,200	2,117,076
Copart *	34,400	1,494,680
Forward Air	64,900	2,022,284
Hexcel *	77,000	1,843,380
Insituform Technologies, Cl A *	92,200	1,848,610
Kaydon	46,200	1,647,030
Kirby *	27,100	1,580,472
Marten Transport	65,800	1,353,506

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
MasTec *	105,200	$2,196,576
Middleby *	24,100	2,035,968
Mobile Mini *	81,200	1,714,132
Orbital Sciences *	101,900	1,764,908
Rush Enterprises, Cl A *	114,200	2,282,858
SunPower, Cl B *	36,974	560,526

		24,462,006

INFORMATION TECHNOLOGY — 15.9%
Diebold	44,600	1,348,704
Entegris *	215,900	1,850,263
EPIQ Systems	107,200	1,385,024
FEI *	54,900	1,813,896
JDS Uniphase *	177,700	2,336,755
Monster Worldwide *	101,300	1,189,262
OSI Systems *	53,100	2,192,499
TriQuint Semiconductor *	193,700	1,456,624
ValueClick *	113,400	2,048,004

		15,621,031

UTILITIES — 2.0%
Elster Group ADR *	115,813	1,966,505

TOTAL COMMON STOCK (Cost $84,914,972)		92,372,689

SHORT-TERM INVESTMENTS (A) — 7.8%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	3,912,927	3,912,927
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	3,727,935	3,727,935

TOTAL SHORT-TERM INVESTMENTS (Cost $7,640,862)		7,640,862

TOTAL INVESTMENTS— 102.0% (Cost $92,555,834) †		$100,013,551

Percentages are based on Net Assets of $98,042,758.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2011
(Unaudited)

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $92,555,834, and the unrealized appreciation and depreciation were $11,095,088 and $(3,637,371), respectively.
As of July 31, 2011, all of the Fund’s investments are Level 1.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-002-1600

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%**

	Shares	Value
CONSUMER DISCRETIONARY — 17.1%
Asbury Automotive Group *	51,200	$1,102,336
Carmike Cinemas *	125,200	777,492
Denny’s *	282,000	1,074,420
Fuel Systems Solutions *	31,900	677,556
Global Traffic Network *	41,560	489,992
Krispy Kreme Doughnuts *	64,200	525,156
Leapfrog Enterprises, Cl A *	190,100	741,390
Perry Ellis International *	40,100	937,137
Ruth’s Hospitality Group *	112,700	648,025
Shoe Carnival *	23,500	742,365
Shuffle Master *	61,800	575,976
US Auto Parts Network *	58,165	435,656
Westport Innovations *	23,100	592,284

		9,319,785

CONSUMER STAPLES — 2.3%
Elizabeth Arden *	39,100	1,259,802

ENERGY — 5.9%
Abraxas Petroleum *	265,700	1,219,563
Callon Petroleum *	86,800	604,996
FX Energy *	56,200	537,272
Georesources *	32,700	834,504

		3,196,335

FINANCIALS — 2.8%
Bancorp *	91,300	821,700
Envestnet *	13,164	186,666
Lakeland Financial	23,700	534,435

		1,542,801

HEALTH CARE — 18.5%
American Dental Partners *	40,800	474,096
Cantel Medical	23,800	593,334
Hanger Orthopedic Group *	51,200	1,075,712
Medidata Solutions *	35,400	723,222
Merit Medical Systems *	45,825	718,078
Omnicell *	60,300	1,031,733
Orthofix International *	29,900	1,262,677
Quidel *	59,600	891,616
Staar Surgical *	128,000	582,400
Synergetics USA *	99,300	522,318
Vascular Solutions *	70,500	920,730
Zoll Medical *	18,200	1,267,812

		10,063,728

INDUSTRIALS — 26.9%
ACCO Brands *	78,100	669,317
Altra Holdings *	33,900	753,936

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Ducommun	42,700	$939,400
DXP Enterprises *	31,500	856,485
Electro Scientific Industries *	48,200	925,922
Exponent *	11,200	468,272
Graham	45,762	900,596
Hawaiian Holdings *	159,200	748,240
ICF International *	32,661	762,961
Miller Industries	68,000	1,113,840
Navigant Consulting *	58,900	693,253
On Assignment *	97,600	995,520
PowerSecure International *	120,800	827,480
Rush Enterprises, Cl A *	55,100	1,101,449
Schawk, Cl A	39,700	626,863
Standard Parking *	35,500	590,720
Titan Machinery *	32,700	863,607
Wabash National *	114,000	856,140

		14,694,001

INFORMATION TECHNOLOGY — 22.6%
Convio *	51,400	522,224
CTS	91,400	898,462
EXFO *	98,600	740,486
Globecomm Systems *	39,000	544,440
Keynote Systems	47,200	1,130,440
LeCroy *	66,300	674,271
Maxwell Technologies *	53,676	905,514
Nanometrics *	31,900	538,791
NVE *	13,400	737,938
OCZ Technology Group *	115,500	867,405
Perficient *	70,494	705,645
SPS Commerce *	41,300	758,681
SRS Labs *	72,700	643,395
Super Micro Computer *	58,200	820,038
Web.com Group *	107,400	933,306
Zix *	232,100	891,264

		12,312,300

MATERIALS — 1.3%
Zagg *	46,900	719,915

TELECOMMUNICATION SERVICES — 1.8%
Premiere Global Services *	117,175	991,300

TOTAL COMMON STOCK (Cost $49,723,790)		54,099,967

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2011
(Unaudited)
SHORT-TERM INVESTMENT — 2.6%

	Shares	Value
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (A) (Cost $1,416,626)	1,416,626	$1,416,626

TOTAL INVESTMENTS— 101.8% (Cost $51,140,416) †		$55,516,593

Percentages are based on Net Assets of $54,518,619.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl — Class

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $51,140,416, and the unrealized appreciation and depreciation were $7,046,556 and $(2,670,379), respectively.
As of July 31, 2011, all of the Fund’s investments are Level 1.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-004-0200

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011